RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.RELATED PARTY TRANSACTIONS

a)	Related parties#

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group
Zhejiang Marine Leasing Ltd.	Equity investee of the Group
Cherrylane Investments Limited	An entity controlled by a director of the Company
Guangdong Proton International Hospital Management Co., Ltd.	A wholly owned subsidiary of an equity investee of the Group
Morgancreek investment Holdings Limited	An entity controlled by the CEO of the Company
Shanghai Huifu Technology Development Co., Ltd.	An entity controlled by the CEO of the Company
Shijiazhuang Edison Oncology Hospital Co., Ltd.	Equity investee of the Group
Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.	Equity investee of the Group
Shanghai Changshengshu Management Co. Ltd. and its subsidiaries	Equity investee of the Group
#	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2023, 2024 and 2025.

b)    The Group had the following related party transactions for the years ended December 31, 2023, 2024 and 2025.

	For the Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Loan to:
Guangdong Proton International Hospital Management Co., Ltd.	200	2,400	—	—
Morgancreek investment Holdings Limited	—	34,307	25,874	3,700
	200	36,707	25,874	3,700
Interest income from:
Guangdong Proton International Hospital Management Co., Ltd.	6,813	7,359	7,158	1,024
	6,813	7,359	7,158	1,024

Loan from:
Zhejiang Marine Leasing Ltd	4,400	78,353	48,245	6,899
Morgancreek investment Holdings Limited	17,750	—	—	—
Daketala International Investment Holdings Ltd.	—	2,190	—	—
Shanghai Huifu Technology Development Co., Ltd.	—	150,000	479,000	68,496
Shijiazhuang Edison Oncology Hospital Co., Ltd.	—	40,000	20,000	2,860
Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.	—	30,000	—	—
	22,150	300,543	547,245	78,255
Interest expense to:
Cherrylane Investments Limited	423	249	97	14
Zhejiang Marine Leasing Ltd	13,683	18,387	6,948	994
Morgancreek investment Holdings Limited	202	—	—	—
Daketala International Investment Holdings Ltd.	—	30	—	—
Shijiazhuang Edison Oncology Hospital Co., Ltd	—	322	776	111
Shanghai Huifu Technology Development Co., Ltd.	—	—	623	89
	14,308	18,988	8,445	1,208
Repayment to:
Cherrylane Investments Limited	19,710	—	3,497	500
Zhejiang Marine Leasing Ltd.	32,127	252,499	11,768	1,683
Daketala International Investment Holdings Ltd.	9,940	8,231	2,128	304
Shanghai Huifu Technology Development Co., Ltd.*	—	34,307	474,679	67,878
Shijiazhuang Edison Oncology Hospital Co., Ltd	—	40,322	20,776	2,971
	61,777	335,359	512,848	73,336
Sales to:
Shanghai Changshengshu Management Co. Ltd.	—	940	981	140
Shijiazhuang Edison Oncology Hospital Co., Ltd	—	—	5,795	829
	—	940	6,777	969
Repayment from:
Morgancreek Investment Holdings Limited	—	—	25,874	3,700
	—	—	25,874	3,700

(c)	The balances between the Group and its related parties as of December 31, 2024 and 2025 are listed below.

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Due from related parties, current*
Guangdong Proton International Hospital Management Co., Ltd.	119,254	109,899	15,715
Shanghai Changshengshu Management Co. Ltd.	715	961	137
	119,969	110,860	15,852

Due to related parties, current
Cherrylane Investments Limited	1,907	2,005	287
Daketala International Investment Holdings Ltd.	30	—	—
Shanghai Huifu Technology Development Co., Ltd.	115,693	120,638	17,251
	117,630	122,643	17,538
Due to related parties, non-current*
Zhejiang Marine Leasing Ltd.	63,303	103,216	14,760
Daketala International Investment Holdings Ltd.	2,190	—	—
Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.	30,000	—	—
	95,493	103,216	14,760
Due to related parties, non-current, due within 1 year
Shijiazhuang Gaoxin Oncology Hospital Co., Ltd.	—	30,000	4,290
Zhejiang Marine Leasing Ltd	13,327	16,839	2,408
Cherrylane Investments Limited	4,190	517	74
	17,517	47,356	6,772
*	The Company had an allowance for doubtful accounts of RMB76,988 and RMB93,692 (US$13,398) as of December 31, 2024, and 2025, respectively.